Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Cash Flow, Supplemental Disclosures

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Cash paid during the fiscal year for:
Income taxes	¥8,197	¥25,879	¥12,613
Interest	327	395	1,636
Non-cash investing and financing activities:
Capital leasing receivables	31	—	—
Capital lease obligations	214	206	499
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	—	3,270	4,279
—Change in treasury stock	—	16,710	20,655